Cost of Revenues	12 Months Ended
Dec. 31, 2023
Cost of Revenues [Abstract]
Cost of revenues

17. Cost of revenues

Amounts recorded as cost of revenues relate to direct expenses incurred in order to generate revenue, which consists primarily of cost of referral partners, service fee paid to third-party payment platforms, customer service costs, amortization and depreciation expenses, salary and welfare benefits, cloud service fees, tax and surcharges and others. These costs are charged to the consolidated statements of operations and comprehensive loss as incurred. The following table presents the Group’s cost of revenues for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of referral partners	1,581,153	2,424,579	3,017,871
Service fee paid to third-party payment platforms	62,019	104,627	129,453
Customer service costs	4,428	-	-
Amortization and depreciation	2,119	2,391	2,100
Salary and welfare benefits	2,074	2,070	7,790
Cloud service fees	1,764	1,838	1,525
Tax and surcharges and others	1,035	1,241	2,454
Total	1,654,592	2,536,746	3,161,193